UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

110 16th Street, Suite 1400, Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Robert Brody, 110 16th Street, Suite 1400, Denver, CO 80202
(Name and Address of Agent for Service)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31, 2008

Date of reporting period: October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
(OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund
October 31, 2008
(unaudited)

                                             			Market
Common Stocks 95.62%				Shares          Value


Computer & Peripherals	35.89%
	Hewlett					113,500 	4,344,780
	Cisco  *				69,500 	 	1,235,015
	EMC corp. *				70,000 	 	  824,600
						-------------------------
							        6,404,395

Biotechnology	13.91%
	Amgen Inc.  *				41,450 	 	2,482,441
						-------------------------
								2,482,441

Drug  11.46%
	Cephalon Inc.  *			28,500 	 	2,044,020
						-------------------------
								2,044,020

Semiconductor	11.21%
	Intel Corp.				56,000 	 	  896,000
	Texas Instruments Inc.			37,000 	 	  723,720
	Integrated Device Tech  *		60,000 	 	  381,600
						-------------------------
								2,001,320

Semiconductor Cap. Equip.  6.76%
	Novellus Systems Inc.  *		40,000 	 	  632,000
	Applied Materials Inc.			35,000 	 	  451,850
	Teradyne Inc.  *			24,000 	 	  122,400
						-------------------------
								1,206,250

Diversified Co	4.37%
	General Electric Co.*			40,000 	 	  780,400
						-------------------------
								  780,400

Insurance Industry  3.44%
	AXA ADS.				32,824 	 	  614,137
						-------------------------
								  614,137

Entertainment 2.26%
	Time Warner, Inc.			40,000 	 	  403,600
						-------------------------
								  403,600

Computer Software & Svcs  1.97%
	Fair, Isaac Corp.			22,500 	 	  350,775
						-------------------------
								  350,775

Railroad   1.73%
	Kansas City Southern*			10,000		  308,700
						-------------------------
								  308,700

Wireless Networking Industry  1.52%
	Network Appliance  *			20,000 	 	  270,600
						-------------------------
                        		 			  270,600

Electrical Equipment   0.67%
	Thomas and Betts Corp.*			 5,000		  118,750
						-------------------------
						                  118,750

Auto and Truck  0.43%
	Oshkosh Truck Co.			10,000 	 	   76,600
						-------------------------
								   76,600


Total Value Common Stocks (cost $35,384,772)	 95.62%	       17,061,988
Cash and Receivable, Less Liabilities 		  4.38%	          780,943
						-------------------------
Total Net Assets				100.00%	       17,842,931
                                                =========================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on Investment securities		2,547,092
Gross Unrealized depreciation on Investment securities	      (20,869,877)
                                                              ------------
Net Unrealized depreciation on Investment securities	      (18,322,785)
Cost of invesment securities for federal income
tax purposes						       35,384,772



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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	November 10, 2008

	By /s/ Timothy E. Taggart
	Treasurer and CCO
	November 10, 2008